Commitments and Contingencies - Summary of Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	$ 102,591	$ 76,362
Other Restricted Cash Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	76,656	60,073
Trust Accounts
Restricted Cash And Cash Equivalents Items [Line Items]
Total restricted cash	$ 25,935	$ 16,289